Statement of Income (Excluding Gross Margin Alternative) (USD $) In Thousands, except Share data	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Revenue:
Gross revenue	$ 317,696	$ 313,087	$ 623,243	$ 622,638
Reimbursable expenses	(84,651)	(89,336)	(160,901)	(179,775)
Net revenue	233,045	223,751	462,342	442,863
Costs and expenses:
Direct costs	150,866	130,869	295,336	262,187
Selling, general and administrative expense	57,344	58,923	117,227	111,217
Depreciation and amortization	9,329	8,281	18,302	17,003
Restructuring charges			5,002
Total costs and expenses	217,539	198,073	435,867	390,407
Income from operations	15,506	25,678	26,475	52,456
Interest income	294	405	527	640
Interest expense	(188)	(344)	(355)	(771)
Income before provision for income taxes	15,612	25,739	26,647	52,325
Provision for income taxes	(2,530)	(2,866)	(5,217)	(7,253)
Net income	$ 13,082	$ 22,873	$ 21,430	$ 45,072
Net income per Ordinary Share:
Basic	$ 0.22	$ 0.38	$ 0.36	$ 0.76
Diluted	$ 0.21	$ 0.38	$ 0.35	$ 0.74
Weighted average number of Ordinary Shares outstanding:
Basic	60,390,788	59,667,635	60,336,933	59,395,142
Diluted	61,114,996	60,768,374	61,056,232	60,557,687